FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                        Unit Value
                                           -------------------------------------
                                             Beginning of                          Percent Change
                                                Period*        December 31, 1998   in Unit Value
                                           -----------------   -----------------   --------------
 FUTURITY CONTRACTS:
 AIM Variable Insurance Funds, Inc.
   V.I. Capital Appreciation Fund........      $10.0000            $11.2634            12.63%
   V.I. Growth Fund......................       10.0000             12.5052            25.05
   V.I. Growth and Income Fund...........       10.0000             11.2957            12.96
   V.I. International Equity Fund........       10.0000             10.9969             9.97
 The Alger American Fund
   Growth Portfolio......................       10.0000             12.6460            26.46
   Income and Growth Portfolio...........       10.0000             11.8414            18.41
   Small Capitalization Portfolio........       10.0000             10.3887             3.89
 Goldman Sachs Variable Insurance Trust
   CORE Large Cap Growth Fund............       10.0000             11.0000            10.00
   CORE Small Cap Equity Fund............       10.0000              8.9463           (10.54)
   CORE US Equity Fund...................       10.0000             11.3062            13.06
   Growth and Income Fund................       10.0000              9.2498            (7.50)
   International Equity Fund.............       10.0000             10.5032             5.03
 J.P. Morgan Series Trust II
   Equity Portfolio......................       10.0000             10.8269             8.27
   International Opportunities
    Portfolio............................       10.0000              9.2403            (7.60)
   Small Company Portfolio...............       10.0000              8.3553           (16.45)
 Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio...........       10.0000             10.0766             0.77
 MFS/Sun Life Series Trust
   Capital Appreciation Series...........       10.0000             11.3759            13.76
   Emerging Growth Series................       10.0000             12.1772            21.77
   Government Securities Series..........       10.0000             10.5829             5.83
   High Yield Series.....................       10.0000              9.6667            (3.33)
   Money Market Series...................       10.0000             10.3120             3.12
   Utilities Series......................       10.0000             10.3843             3.84
 OCC Accumulation Trust
   Equity Portfolio......................       10.0000             10.5664             5.66
   Mid Cap Portfolio.....................       10.0000              9.7036            (2.96)
   Small Cap Portfolio...................       10.0000              8.2560           (17.44)
 Salomon Brothers Variable Series Funds,
 Inc.
   Variable Capital Fund.................       10.0000             10.8433             8.43
   Variable Investors Fund...............       10.0000             10.2249             2.25
   Variable Strategic Bond Fund..........       10.0000             10.4937             4.94
   Variable Total Return Fund............       10.0000             10.1488             1.49
 Warburg Pincus Trust
   Emerging Markets Portfolio............       10.0000              7.2856           (27.14)
   International Equity Portfolio........       10.0000              9.0185            (9.82)
   Post-Venture Capital Portfolio........       10.0000              9.2305            (7.70)
   Small Company Growth Portfolio........       10.0000              8.8466           (11.53)

 *Reflects unit value on the date of commencement of operations.

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                        Unit Value
                                           -------------------------------------
                                             Beginning of                          Percent Change
                                                Period*        December 31, 1998   in Unit Value
                                           -----------------   -----------------   --------------
 FUTURITY II CONTRACTS:
 AIM Variable Insurance Funds, Inc.
   V.I. Capital Appreciation Fund........      $10.0000            $11.2991            12.99%
   V.I. Growth Fund......................       10.0000             11.3293            13.29
   V.I. Growth and Income Fund...........       10.0000             11.0655            10.66
   V.I. International Equity Fund........       10.0000             10.5553             5.55
 The Alger American Fund
   Growth Portfolio......................       10.0000             11.1993            11.99
   Income and Growth Portfolio...........       10.0000             11.0273            10.27
   Small Capitalization Portfolio........       10.0000             11.3603            13.60
 Goldman Sachs Variable Insurance Trust
   CORE Large Cap Growth Fund............       10.0000             11.0085            10.09
   CORE Small Cap Equity Fund............       10.0000             10.8679             8.68
   CORE US Equity Fund...................       10.0000             10.8370             8.37
   Growth and Income Fund................       10.0000             10.3642             3.64
   International Equity Fund.............       10.0000             10.5999             6.00
 J.P. Morgan Series Trust II
   Equity Portfolio......................       10.0000             10.7114             7.11
   International Opportunities
    Portfolio............................       10.0000             10.5058             5.06
   Small Company Portfolio...............       10.0000             10.8537             8.54
 Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio...........       10.0000             10.5917             5.92
 MFS/Sun Life Series Trust
   Capital Appreciation Series...........       10.0000             11.1244            11.24
   Emerging Growth Series................       10.0000             11.2723            12.72
   Government Securities Series..........       10.0000              9.9595            (0.41)
   High Yield Series.....................       10.0000              9.9916            (0.08)
   Utilities Series......................       10.0000             10.5369             5.37
 OCC Accumulation Trust
   Equity Portfolio......................       10.0000             10.5784             5.78
   Mid Cap Portfolio.....................       10.0000             10.6171             6.17
   Small Cap Portfolio...................       10.0000             10.3520             3.52
   Managed Portfolio.....................       10.0000             10.5329             5.33
 Sun Capital Advisers Trust
   Sun Capital Money Market Fund.........       10.0000             10.0143             0.14
   Sun Capital Investment Grade Bond
    Fund.................................       10.0000              9.9809            (0.19)
   Sun Capital Real Estate Fund..........       10.0000             10.0837             0.84
 Warburg Pincus Trust
   Emerging Markets Portfolio............       10.0000             10.4931             4.93
   International Equity Portfolio........       10.0000             10.3709             3.71
   Post-Venture Capital Portfolio........       10.0000             11.2546            12.55
   Small Company Growth Portfolio........       10.0000             11.0954            10.95

 *Reflects unit value on the date of commencement of operations.

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1998

 ASSETS:
   Investments in:                             Shares        Cost         Value
                                             ----------  ------------  ------------
     AIM Variable Insurance Funds, Inc.
       V.I. Capital Appreciation Fund
        ("AIM1")...........................      61,653  $  1,425,203  $  1,553,666
       V.I. Growth Fund ("AIM2")...........     103,597     2,338,409     2,569,205
       V.I. Growth and Income Fund
        ("AIM3")...........................     159,010     3,374,591     3,776,476
       V.I. International Equity Fund
        ("AIM4")...........................     122,897     2,275,430     2,411,238
     The Alger American Fund
       Growth Portfolio ("AL1")............      68,386     3,143,210     3,639,502
       Income and Growth Portfolio
        ("AL2")............................     177,491     2,056,754     2,328,678
       Small Capitalization Portfolio
        ("AL3")............................      18,330       709,561       805,956
     Goldman Sachs Variable Insurance Trust
       CORE Large Cap Growth Fund
        ("GS1")............................     199,410     2,099,757     2,329,110
       CORE Small Cap Equity Fund
        ("GS2")............................      31,269       272,617       282,676
       CORE US Equity Fund ("GS3").........     281,905     2,922,399     3,219,352
       Growth and Income Fund ("GS4")......     176,926     1,920,797     1,848,880
       International Equity Fund ("GS5")...      27,320       308,722       325,384
     J.P. Morgan Series Trust II
       Equity Portfolio ("JP1")............     201,127     3,112,186     3,185,847
       International Equity Portfolio
        ("JP2")............................      46,142       478,044       485,416
       Small Cap Stock Portfolio ("JP3")...      16,051       191,610       190,370
     Lord Abbett Series Fund, Inc.
       Growth and Income Portfolio
        ("LA1")............................     163,870     3,361,117     3,382,278
     MFS/Sun Life Series Trust
       Capital Appreciation Series
        ("CAS")............................     100,566     3,989,435     4,619,240
       Emerging Growth Series ("EGS")......     209,516     4,099,958     4,877,239
       Government Securities Series
        ("GSS")............................     122,595     1,629,018     1,642,109
       High Yield Series ("HYS")...........     230,697     2,116,785     2,113,993
       Money Market Series ("MMS").........   3,829,919     3,829,919     3,829,919
       Utilities Series ("UTS")............     169,613     2,694,298     2,897,748
     OCC Accumulation Trust
       Equity Portfolio ("OP1")............      99,730     3,657,753     3,859,556
       Mid Cap Portfolio ("OP2")...........      92,501       863,619       905,583
       Small Cap Portfolio ("OP3").........      30,984       686,779       715,731
       Managed Portfolio ("OP4")...........          24           999         1,053
     Salomon Brothers Variable Series
      Funds, Inc.
       Variable Capital Fund ("SB1").......      19,989       207,998       231,269
       Variable Investors Fund ("SB2").....      29,980       310,630       330,084
       Variable Strategic Bond Fund
        ("SB3")............................     287,433     2,978,552     2,911,700
       Variable Total Return Fund
        ("SB4")............................     286,820     2,918,463     2,982,932
     Sun Capital Advisers Trust
       Sun Capital Money Market Fund
        ("SCA1")...........................       2,003         2,003         2,003
       Sun Capital Investment Grade Bond
        Fund ("SCA2")......................       1,808        18,012        18,033
       Sun Capital Real Estate Fund
        ("SCA3")...........................         721         6,999         7,096
     Warburg Pincus Trust
       Emerging Markets Portolio ("WP1")...      20,125       168,179       164,827
       International Equity Portfolio
        ("WP2")............................      15,073       167,510       165,652
       Post-Venture Capital Portfolio
        ("WP3")............................      11,625       129,509       136,947
       Small Company Growth Portfolio
        ("WP4")............................      23,191       341,750       371,281
                                                         ------------  ------------
                                                         $ 60,808,575  $ 65,118,029
                                                         ------------
                                                         ------------
 LIABILITY:
   Payable to sponsor................................................          (475)
                                                                       ------------
         Net assets..................................................  $ 65,117,554
                                                                       ------------
                                                                       ------------

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1998 -- continued

                                                       Applicable to Owners of
                                                 Deferred Variable Annuity Contracts  Reserve for
                                                 -----------------------------------   Variable
                                                   Units    Unit Value     Value       Annuities      Total
                                                 ---------  ----------  ------------  -----------  ------------
  NET ASSETS APPLICABLE TO CONTRACT OWNERS:
    FUTURITY CONTRACTS:
    AIM Variable Insurance Funds, Inc.
      V.I. Capital Appreciation Fund...........    141,292   $11.2634   $  1,552,536    $ --       $  1,552,536
      V.I. Growth Fund.........................    204,502    12.5052      2,557,319      --          2,557,319
      V.I. Growth and Income Fund..............    332,662    11.2957      3,757,624      --          3,757,624
      V.I. International Equity Fund...........    216,812    10.9969      2,384,292      --          2,384,292
    The Alger American Fund
      Growth Portfolio.........................    285,990    12.6460      3,616,606      --          3,616,606
      Income and Growth Portfolio..............    194,995    11.8414      2,308,987      --          2,308,987
      Small Capitalization Portfolio...........     77,472    10.3887        804,820      --            804,820
    Goldman Sachs Variable Insurance Trust
      CORE Large Cap Growth Fund...............    210,952    11.0000      2,320,458      --          2,320,458
      CORE Small Cap Equity Fund...............     31,476     8.9463        281,589      --            281,589
      CORE US Equity Fund......................    282,488    11.3062      3,193,980      --          3,193,980
      Growth and Income Fund...................    199,770     9.2498      1,847,844      --          1,847,844
      International Equity Fund................     30,394    10.5032        319,257      --            319,257
    J.P. Morgan Series Trust II
      Equity Portfolio.........................    293,787    10.8269      3,180,766      --          3,180,766
      International Opportunities Portfolio....     52,419     9.2403        484,365      --            484,365
      Small Company Portfolio..................     22,655     8.3553        189,285      --            189,285
    Lord Abbett Series Fund, Inc.
      Growth and Income Portfolio..............    333,805    10.0766      3,363,604      --          3,363,604
    MFS/Sun Life Series Trust
      Capital Appreciation Series..............    403,733    11.3759      4,592,910      --          4,592,910
      Emerging Growth Series...................    397,132    12.1772      4,835,955      --          4,835,955
      Government Securities Series.............    150,350    10.5829      1,591,131      40,272      1,631,403
      High Yield Series........................    217,924     9.6667      2,106,712      --          2,106,712
      Money Market Series......................    371,404    10.3120      3,829,919      --          3,829,919
      Utilities Series.........................    278,221    10.3843      2,889,100      --          2,889,100
    OCC Accumulation Trust
      Equity Portfolio.........................    363,748    10.5664      3,843,506      --          3,843,506
      Mid Cap Portfolio........................     93,160     9.7036        903,990      --            903,990
      Small Cap Portfolio......................     86,567     8.2560        714,696      --            714,696
    Salomon Brothers Variable Series Funds,
     Inc.
      Variable Capital Fund....................     21,329    10.8433        231,269      --            231,269
      Variable Investors Fund..................     32,282    10.2249        330,084      --            330,084
      Variable Strategic Bond Fund.............    277,473    10.4937      2,911,700      --          2,911,700
      Variable Total Return Fund...............    293,921    10.1488      2,982,932      --          2,982,932
    Warburg Pincus Trust
      Emerging Markets Portfolio...............     22,480     7.2856        163,778      --            163,778
      International Equity Portfolio...........     18,253     9.0185        164,615      --            164,615
      Post-Venture Capital Portfolio...........     14,715     9.2305        135,822      --            135,822
      Small Company Growth Portfolio...........     41,843     8.8466        370,171      --            370,171
                                                                        ------------  -----------  ------------
                                                                        $ 64,761,622    $ 40,272   $ 64,801,894
                                                                        ------------  -----------  ------------
                                                                        ------------  -----------  ------------

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1998 -- continued

                                                       Applicable to Owners of
                                                 Deferred Variable Annuity Contracts  Reserve for
                                                 -----------------------------------   Variable
                                                   Units    Unit Value     Value       Annuities      Total
                                                 ---------  ----------  ------------  -----------  ------------
    FUTURITY II CONTRACTS:
    AIM Variable Insurance Funds, Inc.
      V.I. Capital Appreciation Fund...........        100   $11.2991   $      1,130    $ --       $      1,130
      V.I. Growth Fund.........................      1,049    11.3293         11,886      --             11,886
      V.I. Growth & Income Fund................      1,704    11.0655         18,852      --             18,852
      V.I. International Equity Fund...........      2,553    10.5553         26,946      --             26,946
    The Alger American Fund
      Growth Portfolio.........................      2,044    11.1993         22,896      --             22,896
      Income and Growth Portfolio..............      1,785    11.0273         19,691      --             19,691
      Small Capitalization Portfolio...........        100    11.3603          1,136      --              1,136
    Goldman Sachs Variable Insurance Trust.....
      CORE Large-Cap Growth Fund...............        786    11.0085          8,652      --              8,652
      CORE Small Cap Equity Fund...............        100    10.8679          1,087      --              1,087
      CORE US Equity Fund......................      2,341    10.8370         25,372                     25,372
      Growth and Income Fund...................        100    10.3642          1,036      --              1,036
      International Equity Fund................        578    10.5999          6,127      --              6,127
    J.P. Morgan Series Trust II................
      Equity Portfolio.........................        474    10.7114          5,081      --              5,081
      International Opportunities Portfolio....        100    10.5058          1,051      --              1,051
      Small Company Portfolio..................        100    10.8537          1,085      --              1,085
    Lord Abbett Series Fund, Inc.
      Growth and Income Portfolio..............      1,763    10.5917         18,674      --             18,674
    MFS/Sun Life Series Trust
      Capital Appreciation Series..............      2,367    11.1244         26,330      --             26,330
      Emerging Growth Series...................      3,662    11.2723         41,284      --             41,284
      Government Securities Series.............      1,027     9.9595         10,231      --             10,231
      High Yield Series........................        729     9.9916          7,281      --              7,281
      Utilities Series.........................        821    10.5369          8,648      --              8,648
    OCC Accumulation Trust
      Equity Portfolio.........................      1,517    10.5784         16,050      --             16,050
      Mid Cap Portfolio........................        150    10.6171          1,593      --              1,593
      Small Cap Portfolio......................        100    10.3520          1,035      --              1,035
      Managed Portfolio........................        100    10.5329          1,053      --              1,053
    Sun Capital Advisers Trust
      Sun Capital Money Market Fund............        200    10.0143          2,003      --              2,003
      Sun Capital Investment Grade Bond Fund...      1,806     9.9809         18,033      --             18,033
      Sun Capital Real Estate Fund.............        705    10.0837          7,096      --              7,096
    Warburg Pincus Trust
      Emerging Markets Portfolio...............        100    10.4931          1,049      --              1,049
      International Equity Portfolio...........        100    10.3709          1,037      --              1,037
      Post-Venture Capital Portfolio...........        100    11.2546          1,125      --              1,125
      Small Company Growth Portfolio...........        100    11.0954          1,110      --              1,110
                                                                        ------------  -----------  ------------
                                                                        $    315,660    $ --       $    315,660
                                                                        ------------  -----------  ------------
                                                                        $ 65,077,282    $ 40,272   $ 65,117,554
                                                                        ------------  -----------  ------------
                                                                        ------------  -----------  ------------

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Period Ended December 31, 1998

                                               AIM1             AIM2            AIM3            AIM4             AL1
                                           Sub-Account*     Sub-Account*    Sub-Account**   Sub-Account*    Sub-Account**
                                           -------------   --------------   -------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $  6,285       $ 156,348        $  44,556       $  18,795       $  15,307
   Mortality and expense risk charges....       (5,754)        (10,256)         (10,435)         (9,450)         (8,129)
   Distribution expense charges..........         (690)         (1,231)          (1,252)         (1,134)           (975)
                                           -------------   --------------   -------------   -------------   -------------
       Net investment income (loss)......     $   (159)      $ 144,861        $  32,869       $   8,211       $   6,203
                                           -------------   --------------   -------------   -------------   -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $ 51,118       $ 262,798        $ 194,277       $ 606,332       $ 134,431
     Cost of investments sold............      (57,244)       (260,107)        (194,824)       (658,114)       (152,992)
                                           -------------   --------------   -------------   -------------   -------------
       Net realized gain (losses)........     $ (6,126)      $   2,691        $    (547)      $ (51,782)      $ (18,561)
                                           -------------   --------------   -------------   -------------   -------------
   Net unrealized appreciation on
    investments:
     End of period.......................     $128,463       $ 230,796        $ 401,885       $ 135,808       $ 496,292
     Beginning of period.................      --              --               --              --              --
                                           -------------   --------------   -------------   -------------   -------------
       Change in unrealized
        appreciation.....................     $128,463       $ 230,796        $ 401,885       $ 135,808       $ 496,292
                                           -------------   --------------   -------------   -------------   -------------
     Realized and unrealized gains.......     $122,337       $ 233,487        $ 401,338       $  84,026       $ 477,731
                                           -------------   --------------   -------------   -------------   -------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................     $122,178       $ 378,348        $ 434,207       $  92,237       $ 483,934
                                           -------------   --------------   -------------   -------------   -------------
                                           -------------   --------------   -------------   -------------   -------------


                                                AL3             GS1              GS2             GS3             GS4
                                           Sub-Account**   Sub-Account***   Sub-Account*    Sub-Account*    Sub-Account*
                                           -------------   --------------   -------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $    833       $   3,540        $     874       $  14,485       $  16,477
   Mortality and expense risk charges....       (2,460)         (8,520)          (1,123)        (13,699)         (9,031)
   Distribution expense charges..........         (296)         (1,022)            (134)         (1,644)         (1,084)
                                           -------------   --------------   -------------   -------------   -------------
       Net investment income (loss)......     $ (1,923)      $  (6,002)       $    (383)      $    (858)      $   6,362
                                           -------------   --------------   -------------   -------------   -------------
 REALIZED AND UNREALIZED LOSSES:
   Realized losses on investment
    transactions:
     Proceeds from sales.................     $ 28,682       $ 145,615        $  31,350       $ 420,752       $  53,455
     Cost of investments sold............      (31,697)       (152,360)         (36,619)       (430,572)        (62,276)
                                           -------------   --------------   -------------   -------------   -------------
       Net realized losses...............     $ (3,015)      $  (6,745)       $  (5,269)      $  (9,820)      $  (8,821)
                                           -------------   --------------   -------------   -------------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................     $ 96,395       $ 229,353        $  10,059       $ 296,953       $ (71,917)
     Beginning of period.................      --              --               --              --              --
                                           -------------   --------------   -------------   -------------   -------------
       Change in unrealized appreciation
        (depreciation)...................     $ 96,395       $ 229,353        $  10,059       $ 296,953       $ (71,917)
                                           -------------   --------------   -------------   -------------   -------------
     Realized and unrealized gains
      (losses)...........................     $ 93,380       $ 222,608        $   4,790       $ 287,133       $ (80,738)
                                           -------------   --------------   -------------   -------------   -------------
     INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS....................     $ 91,457       $ 216,606        $   4,407       $ 286,275       $ (74,376)
                                           -------------   --------------   -------------   -------------   -------------
                                           -------------   --------------   -------------   -------------   -------------

                                                AL2
                                           Sub-Account**
                                           -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $ 14,144
   Mortality and expense risk charges....       (6,477)
   Distribution expense charges..........         (777)
                                           -------------
       Net investment income (loss)......     $  6,890
                                           -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $ 70,034
     Cost of investments sold............      (75,270)
                                           -------------
       Net realized gain (losses)........     $ (5,236)
                                           -------------
   Net unrealized appreciation on
    investments:
     End of period.......................     $271,924
     Beginning of period.................      --
                                           -------------
       Change in unrealized
        appreciation.....................     $271,924
                                           -------------
     Realized and unrealized gains.......     $266,688
                                           -------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................     $273,578
                                           -------------
                                           -------------
                                                GS5
                                           Sub-Account+
                                           -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $  2,340
   Mortality and expense risk charges....       (1,316)
   Distribution expense charges..........         (158)
                                           -------------
       Net investment income (loss)......     $    866
                                           -------------
 REALIZED AND UNREALIZED LOSSES:
   Realized losses on investment
    transactions:
     Proceeds from sales.................     $ 40,264
     Cost of investments sold............      (43,080)
                                           -------------
       Net realized losses...............     $ (2,816)
                                           -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................     $ 16,662
     Beginning of period.................      --
                                           -------------
       Change in unrealized appreciation
        (depreciation)...................     $ 16,662
                                           -------------
     Realized and unrealized gains
      (losses)...........................     $ 13,846
                                           -------------
     INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS....................     $ 14,712
                                           -------------
                                           -------------

  *For the period February 20, 1998 (commencement of operations) through December 31, 1998.
 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.
***For the period March 12, 1998 (commencement of operations) through December 31, 1998.
  +For the period March 17, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Period Ended December 31, 1998 -- continued

                                                JP1             JP2             JP3              LA1             CAS
                                           Sub-Account**    Sub-Account**  Sub-Account**    Sub-Account**   Sub-Account*
                                           --------------   ------------   --------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $ 241,743       $   4,493     $     4,121        $ 205,897      $     9,457
   Mortality and expense risk charges....       (8,628)         (1,808)           (717)         (11,202)         (16,870)
   Distribution expense charges..........       (1,035)           (217)            (86)          (1,344)          (2,024)
                                           --------------   ------------   --------------   -------------   -------------
       Net investment income (loss)......    $ 232,080       $   2,468     $     3,318        $ 193,351      $    (9,437)
                                           --------------   ------------   --------------   -------------   -------------
 REALIZED AND UNREALIZED LOSSES:
   Realized losses on investment
    transactions:
     Proceeds from sales.................    $ 576,853       $  10,067     $    55,312        $ 315,782      $ 1,184,955
     Cost of investments sold............     (618,907)        (11,959)        (58,372)        (319,246)      (1,219,402)
                                           --------------   ------------   --------------   -------------   -------------
       Net realized losses...............    $ (42,054)      $  (1,892)    $    (3,060)       $  (3,464)     $   (34,447)
                                           --------------   ------------   --------------   -------------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................    $  73,661       $   7,372     $    (1,240)       $  21,161      $   629,805
     Beginning of period.................      --               --             --               --               --
                                           --------------   ------------   --------------   -------------   -------------
       Change in unrealized appreciation
        (depreciation)...................    $  73,661       $   7,372     $    (1,240)       $  21,161      $   629,805
                                           --------------   ------------   --------------   -------------   -------------
     Realized and unrealized gains
      (losses)...........................    $  31,607       $   5,480     $    (4,300)       $  17,697      $   595,358
                                           --------------   ------------   --------------   -------------   -------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................    $ 263,687       $   7,948     $      (982)       $ 211,048      $   585,921
                                           --------------   ------------   --------------   -------------   -------------
                                           --------------   ------------   --------------   -------------   -------------


                                                GSS             HYS             MMS              UTS             OP1
                                           Sub-Account***   Sub-Account*   Sub-Account***   Sub-Account**   Sub-Account***
                                           --------------   ------------   --------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $   1,514       $   9,226     $    69,015        $   2,328      $       296
   Mortality and expense risk charges....       (5,898)         (8,450)        (17,964)          (9,095)         (12,274)
   Distribution expense charges..........         (708)         (1,015)         (2,156)          (1,092)          (1,473)
                                           --------------   ------------   --------------   -------------   -------------
       Net investment income (loss)......    $  (5,092)      $    (239)    $    48,895        $  (7,859)     $   (13,451)
                                           --------------   ------------   --------------   -------------   -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $ 658,482       $ 201,108     $ 6,791,349        $  61,276      $   121,931
     Cost of investments sold............     (635,156)       (218,864)     (6,791,349)         (62,407)        (137,860)
                                           --------------   ------------   --------------   -------------   -------------
       Net realized gains (losses).......    $  23,326       $ (17,756)    $   --             $  (1,131)     $   (15,929)
                                           --------------   ------------   --------------   -------------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................    $  13,091       $  (2,792)    $   --             $ 203,450      $   201,803
     Beginning of period.................      --               --             --               --               --
                                           --------------   ------------   --------------   -------------   -------------
   Change in unrealized appreciation
    (depreciation).......................    $  13,091       $  (2,792)    $   --             $ 203,450      $   201,803
                                           --------------   ------------   --------------   -------------   -------------
     Realized and unrealized gains
      (losses)...........................    $  36,417       $ (20,548)    $   --             $ 202,319      $   185,874
                                           --------------   ------------   --------------   -------------   -------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................    $  31,325       $ (20,787)    $    48,895        $ 194,460      $   172,423
                                           --------------   ------------   --------------   -------------   -------------
                                           --------------   ------------   --------------   -------------   -------------

                                                EGS
                                           Sub-Account***
                                           --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $     9,770
   Mortality and expense risk charges....       (17,496)
   Distribution expense charges..........        (2,099)
                                           --------------
       Net investment income (loss)......   $    (9,825)
                                           --------------
 REALIZED AND UNREALIZED LOSSES:
   Realized losses on investment
    transactions:
     Proceeds from sales.................   $ 1,285,214
     Cost of investments sold............    (1,329,156)
                                           --------------
       Net realized losses...............   $   (43,942)
                                           --------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................   $   777,281
     Beginning of period.................       --
                                           --------------
       Change in unrealized appreciation
        (depreciation)...................   $   777,281
                                           --------------
     Realized and unrealized gains
      (losses)...........................   $   733,339
                                           --------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................   $   723,514
                                           --------------
                                           --------------
                                                OP2
                                           Sub-Account***
                                           --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $     4,411
   Mortality and expense risk charges....        (3,729)
   Distribution expense charges..........          (447)
                                           --------------
       Net investment income (loss)......   $       235
                                           --------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $   185,099
     Cost of investments sold............      (204,397)
                                           --------------
       Net realized gains (losses).......   $   (19,298)
                                           --------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................   $    41,964
     Beginning of period.................       --
                                           --------------
   Change in unrealized appreciation
    (depreciation).......................   $    41,964
                                           --------------
     Realized and unrealized gains
      (losses)...........................   $    22,666
                                           --------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................   $    22,901
                                           --------------
                                           --------------

  *For the period February 26, 1998 (commencement of operations) through December 31, 1998.
 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.
***For the period February 20, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Period Ended December 31, 1998 -- continued

                                           OP3             OP4             SB1             SB2             SB3            SB4
                                      Sub-Account**   Sub-Account+    Sub-Account**   Sub-Account**   Sub-Account*    Sub-Account**
                                      -------------   -------------   -------------   -------------   -------------   ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........     $     --       $     --         $  4,723        $  1,344      $   133,766       $51,585
   Mortality and expense risk
    charges.........................       (1,648)            (1)          (1,045)         (1,425)         (11,087)      (10,981)
   Distribution expense charges.....         (198)            --             (125)           (171)          (1,331)       (1,318)
                                      -------------   -------------   -------------   -------------   -------------   ------------
       Net investment income
        (loss)......................     $ (1,846)      $     (1)        $  3,553        $   (252)     $   121,348       $39,286
                                      -------------   -------------   -------------   -------------   -------------   ------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............     $ 41,674       $     --         $ 14,423        $ 17,667      $   287,467       $76,303
     Cost of investments sold.......      (48,893)            --          (16,180)        (18,524)        (277,837)      (77,449)
                                      -------------   -------------   -------------   -------------   -------------   ------------
       Net realized gains
        (losses)....................     $ (7,219)      $     --         $ (1,757)       $   (857)     $     9,630       $(1,146)
                                      -------------   -------------   -------------   -------------   -------------   ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period..................     $ 28,952       $     54         $ 23,271        $ 19,454      $   (66,852)      $64,469
     Beginning of period............      --                  --          --              --               --             --
                                      -------------   -------------   -------------   -------------   -------------   ------------
       Change in unrealized
        appreciation
        (depreciation)..............     $ 28,952       $     54         $ 23,271        $ 19,454      $   (66,852)      $64,469
                                      -------------   -------------   -------------   -------------   -------------   ------------
     Realized and unrealized gains
      (losses)......................     $ 21,733       $     54         $ 21,514        $ 18,597      $   (57,222)      $63,323
                                      -------------   -------------   -------------   -------------   -------------   ------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS........................     $ 19,887       $     53         $ 25,067        $ 18,345      $    64,126       $102,609
                                      -------------   -------------   -------------   -------------   -------------   ------------
                                      -------------   -------------   -------------   -------------   -------------   ------------


                                          SCA1            SCA2            SCA3             WP1             WP2            WP3
                                      Sub-Account+    Sub-Account+    Sub-Account+    Sub-Account*    Sub-Account**   Sub-Account**
                                      -------------   -------------   -------------   -------------   -------------   ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........     $      4       $     18         $--             $--           $   --            $--
   Mortality and expense risk
    charges.........................           (1)            (4)              (1)           (606)          (1,215)         (478)
   Distribution expense charges.....      --                  (1)         --                  (73)            (146)          (57)
                                      -------------   -------------   -------------   -------------   -------------   ------------
       Net investment income
        (loss)......................     $      3       $     13         $     (1)       $   (679)     $    (1,361)      $  (535)
                                      -------------   -------------   -------------   -------------   -------------   ------------
 REALIZED AND UNREALIZED LOSSES:
   Realized losses on investment
    transactions:
     Proceeds from sales............     $      1       $      5         $      1        $ 10,430      $   969,366       $ 1,327
     Cost of investments sold.......           (1)            (6)              (1)        (15,247)      (1,002,396)       (1,566)
                                      -------------   -------------   -------------   -------------   -------------   ------------
       Net realized losses..........     $--            $     (1)        $--             $ (4,817)     $   (33,030)      $  (239)
                                      -------------   -------------   -------------   -------------   -------------   ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period..................     $--            $     21         $     97        $ (3,352)     $    (1,858)      $ 7,438
     Beginning of period............      --                  --          --              --               --             --
                                      -------------   -------------   -------------   -------------   -------------   ------------
       Change in unrealized
        appreciation
        (depreciation)..............     $--            $     21         $     97        $ (3,352)     $    (1,858)      $ 7,438
                                      -------------   -------------   -------------   -------------   -------------   ------------
     Realized and unrealized gains
      (losses)......................     $--            $     20         $     97        $ (8,169)     $   (34,888)      $ 7,199
                                      -------------   -------------   -------------   -------------   -------------   ------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................     $      3       $     33         $     96        $ (8,848)     $   (36,249)      $ 6,664
                                      -------------   -------------   -------------   -------------   -------------   ------------
                                      -------------   -------------   -------------   -------------   -------------   ------------

 *For the period February 20, 1998 (commencement of operations) through December 31, 1998.
**For the period March 27, 1998 (commencement of operations) through December 31, 1998.
 +For the period December 15, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Period Ended December 31, 1998 -- continued

                                                WP4
                                           Sub-Account**       Total
                                           -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $ --          $   1,047,695
   Mortality and expense risk charges....       (2,028)         (231,301)
   Distribution expense charges..........         (243)          (27,756)
                                           -------------   -------------
       Net investment income (loss)......    $  (2,271)    $     788,638
                                           -------------   -------------
 REALIZED AND UNREALIZED LOSSES:
   Realized losses on investment
    transactions:
     Proceeds from sales.................    $ 130,688        15,035,888
     Cost of investments sold............     (156,790)      (15,377,120)
                                           -------------   -------------
       Net realized losses...............    $ (26,102)    $    (341,232)
                                           -------------   -------------
   Net unrealized appreciation on
    investments:
     End of period.......................    $  29,531         4,309,454
     Beginning of period.................      --               --
                                           -------------   -------------
       Change in unrealized
       appreciation......................    $  29,531     $   4,309,454
                                           -------------   -------------
     Realized and unrealized gains.......    $   3,429     $   3,968,222
                                           -------------   -------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................    $   1,158     $   4,756,860
                                           -------------   -------------
                                           -------------   -------------

**For the period March 27, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS

                                              AIM1           AIM2           AIM3           AIM4           AL1            AL2
                                          Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          Period Ended   Period Ended   Period Ended   Period Ended   Period Ended   Period Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                             1998*          1998*          1998**         1998*          1998**         1998**
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $     (159)    $  144,861     $   32,869     $    8,211     $    6,203     $    6,890
  Net realized gains (losses)...........       (6,126)         2,691           (547)       (51,782)       (18,561)        (5,236)
  Net unrealized gains..................      128,463        230,796        401,885        135,808        496,292        271,924
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Increase in net assets from
       operations.......................   $  122,178     $  378,348     $  434,207     $   92,237     $  483,934     $  273,578
                                          ------------   ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........   $1,229,109     $2,015,774     $2,099,297     $1,910,796     $2,399,047     $1,751,908
    Net transfers between Sub-Accounts
     and Fixed Account..................      212,774        193,750      1,293,608        416,832        768,779        350,911
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................      (10,395)       (18,667)       (50,636)        (8,627)       (12,258)       (47,719)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net accumulation activity.........   $1,431,488     $2,190,857     $3,342,269     $2,319,001     $3,155,568     $2,055,100
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Increase in net assets from
   participant transactions.............   $1,431,488     $2,190,857     $3,342,269     $2,319,001     $3,155,568     $2,055,100
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Increase in net assets..............   $1,553,666     $2,569,205     $3,776,476     $2,411,238     $3,639,502     $2,328,678
NET ASSETS:
  Beginning of period...................      --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
  End of period.........................   $1,553,666     $2,569,205     $3,776,476     $2,411,238     $3,639,502     $2,328,678
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------   ------------

  *For the period February 20, 1998 (commencement of operations) through December 31, 1998.
 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                        AL3            GS1            GS2            GS3            GS4            GS5
                                    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                    Period Ended   Period Ended   Period Ended   Period Ended   Period Ended   Period Ended
                                    December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                       1998**        1998***         1998*          1998*          1998*          1998+
                                    ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)....   $   (1,923)    $   (6,002)    $     (383)    $     (858)    $    6,362     $      866
  Net realized losses.............       (3,015)        (6,745)        (5,269)        (9,820)        (8,821)        (2,816)
  Net unrealized gains (loss).....       96,395        229,353         10,059        296,953        (71,917)        16,662
                                    ------------   ------------   ------------   ------------   ------------   ------------
    Increase (decrease) in net
     assets from operations.......   $   91,457     $  216,606     $    4,407     $  286,275     $  (74,376)    $   14,712
                                    ------------   ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received....   $  437,232     $1,763,717     $  258,204     $2,581,300     $1,443,172     $  238,188
    Net transfers between
     Sub-Accounts and Fixed
     Account......................      285,561        357,499         20,679        407,943        493,897         72,560
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................       (8,294)        (8,712)          (614)       (56,166)       (13,813)           (76)
                                    ------------   ------------   ------------   ------------   ------------   ------------
      Net accumulation activity...   $  714,499     $2,112,504     $  278,269     $2,933,077     $1,923,256     $  310,672
                                    ------------   ------------   ------------   ------------   ------------   ------------
  Increase in net assets from
   participant transactions.......   $  714,499     $2,112,504     $  278,269     $2,933,077     $1,923,256     $  310,672
                                    ------------   ------------   ------------   ------------   ------------   ------------
    Increase in net assets........   $  805,956     $2,329,110     $  282,676     $3,219,352     $1,848,880     $  325,384
NET ASSETS:
  Beginning of period.............      --             --             --             --             --             --
                                    ------------   ------------   ------------   ------------   ------------   ------------
  End of period...................   $  805,956     $2,329,110     $  282,676     $3,219,352     $1,848,880     $  325,384
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                    ------------   ------------   ------------   ------------   ------------   ------------

  *For the period February 20, 1998 (commencement of operations) through December 31, 1998.
 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.
***For the period March 12, 1998 (commencement of operations) through December 31, 1998.
  +For the period March 17, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                        JP1            JP2            JP3            LA1            CAS            EGS
                                    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                    Period Ended   Period Ended   Period Ended   Period Ended   Period Ended   Period Ended
                                    December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                       1998**         1998**         1998**         1998**         1998*         1998***
                                    ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)....   $  232,080       $  2,468       $  3,318     $  193,351     $   (9,437)    $   (9,825)
  Net realized losses.............      (42,054)        (1,892)        (3,060)        (3,464)       (34,447)       (43,942)
  Net unrealized gains (losses)...       73,661          7,372         (1,240)        21,161        629,805        777,281
                                    ------------   ------------   ------------   ------------   ------------   ------------
      Increase(decrease) in net
       assets from operations.....   $  263,687       $  7,948       $   (982)    $  211,048     $  585,921     $  723,514
                                    ------------   ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received....   $1,481,091       $401,185       $126,177     $2,829,156     $1,880,023     $3,011,641
    Net transfers between
     Sub-Accounts and Fixed
     Account......................    1,474,721         78,547         65,945        363,979      2,200,342      1,178,725
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................      (33,652)        (2,264)          (770)       (21,905)       (47,046)       (36,641)
                                    ------------   ------------   ------------   ------------   ------------   ------------
      Net accumulation activity...   $2,922,160       $477,468       $191,352     $3,171,230     $4,033,319     $4,153,725
                                    ------------   ------------   ------------   ------------   ------------   ------------
  Annuitization activity:
    Annuitizations................   $  --            $--            $--          $  --          $  --          $  --
    Annuity payments..............      --             --             --             --             --             --
    Annuity transfers.............      --             --             --             --             --             --
    Adjustments to annuity
     reserve......................      --             --             --             --             --             --
                                    ------------   ------------   ------------   ------------   ------------   ------------
      Net annuitization
       activity...................   $  --            $--            $--          $  --          $  --          $  --
                                    ------------   ------------   ------------   ------------   ------------   ------------
  Increase in net assets from
   participant transactions.......   $2,922,160       $477,468       $191,352     $3,171,230     $4,033,319     $4,153,725
                                    ------------   ------------   ------------   ------------   ------------   ------------
    Increase in net assets........   $3,185,847       $485,416       $190,370     $3,382,278     $4,619,240     $4,877,239
NET ASSETS:
  Beginning of period.............      --             --             --             --             --             --
                                    ------------   ------------   ------------   ------------   ------------   ------------
  End of period...................   $3,185,847       $485,416       $190,370     $3,382,278     $4,619,240     $4,877,239
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                    ------------   ------------   ------------   ------------   ------------   ------------

  *For the period February 26, 1998 (commencement of operations) through December 31, 1998.
 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.
***For the period February 20, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                        GSS            HYS            MMS            UTS            OP1            OP2
                                    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                    Period Ended   Period Ended   Period Ended   Period Ended   Period Ended   Period Ended
                                    December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                       1998*          1998+          1998*          1998**         1998*          1998*
                                    ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)....   $   (5,092)    $     (239)    $   48,895     $   (7,859)    $  (13,451)      $    235
  Net realized gain (losses)......       23,326        (17,756)       --              (1,131)       (15,929)       (19,298)
  Net unrealized gains (losses)...       13,091         (2,792)       --             203,450        201,803         41,964
                                    ------------   ------------   ------------   ------------   ------------   ------------
      Increase (decrease) in net
       assets from operations.....   $   31,325     $  (20,787)    $   48,895     $  194,460     $  172,423       $ 22,901
                                    ------------   ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received....   $1,300,822     $1,355,408     $5,275,423     $1,634,726     $2,532,266       $772,014
    Net transfers between
     Sub-Accounts and Fixed
     Account......................      323,387        786,221     (1,482,996)     1,078,739      1,176,486        114,451
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................      (92,714)        (6,849)       (11,403)       (10,177)       (21,619)        (3,783)
                                    ------------   ------------   ------------   ------------   ------------   ------------
      Net accumulation activity...   $1,531,495     $2,134,780     $3,781,024     $2,703,288     $3,687,133       $882,682
                                    ------------   ------------   ------------   ------------   ------------   ------------
  Annuitization activity:
    Annuitizations................   $   40,389     $  --          $  --          $  --          $  --            $--
    Annuity payments..............       (1,490)       --             --             --             --             --
    Annuity transfers.............       40,390        --             --             --             --             --
    Adjustments to annuity
     reserve......................         (475)       --             --             --             --             --
                                    ------------   ------------   ------------   ------------   ------------   ------------
      Net annuitization
       activity...................   $   78,814     $  --          $  --          $  --          $  --            $--
                                    ------------   ------------   ------------   ------------   ------------   ------------
  Increase in net assets from
   participant transactions.......   $1,610,309     $2,134,780     $3,781,024     $2,703,288     $3,687,133       $882,682
                                    ------------   ------------   ------------   ------------   ------------   ------------
    Increase in net assets........   $1,641,634     $2,113,993     $3,829,919     $2,897,748     $3,859,556       $905,583
NET ASSETS:
  Beginning of period.............      --             --             --             --             --             --
                                    ------------   ------------   ------------   ------------   ------------   ------------
  End of period...................   $1,641,634     $2,113,993     $3,829,919     $2,897,748     $3,859,556       $905,583
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                    ------------   ------------   ------------   ------------   ------------   ------------

  *For the period February 20, 1998 (commencement of operations) through December 31, 1998.
 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.
  +For the period February 26, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                        OP3            OP4            SB1            SB2            SB3            SB4
                                    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                    Period Ended   Period Ended   Period Ended   Period Ended   Period Ended   Period Ended
                                    December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                       1998**         1998*          1998**         1998**        1998***         1998**
                                    ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)....     $ (1,846)    $       (1)      $  3,553       $   (252)    $  121,348     $   39,286
  Net realized gain (losses)......       (7,219)       --              (1,757)          (857)         9,630         (1,146)
  Net unrealized gains (losses)...       28,952             54         23,271         19,454        (66,852)        64,469
                                    ------------        ------    ------------   ------------   ------------   ------------
      Increase in net assets from
       operations.................     $ 19,887     $       53       $ 25,067       $ 18,345     $   64,126     $  102,609
                                    ------------        ------    ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received....     $507,596     $    1,000       $200,980       $263,704     $2,139,351     $1,946,618
    Net transfers between
     Sub-Accounts and Fixed
     Account......................      197,133        --               8,030         49,888        722,156        945,488
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................       (8,885)       --              (2,808)        (1,853)       (13,933)       (11,783)
                                    ------------        ------    ------------   ------------   ------------   ------------
      Net accumulation activity...     $695,844     $    1,000       $206,202       $311,739     $2,847,574     $2,880,323
                                    ------------        ------    ------------   ------------   ------------   ------------
  Annuitization activity:
    Annuitizations................     $--          $  --            $--            $--          $  --          $  --
    Annuity payments..............      --             --             --             --             --             --
    Annuity transfers.............      --             --             --             --             --             --
    Adjustments to annuity
     reserve......................      --             --             --             --             --             --
                                    ------------        ------    ------------   ------------   ------------   ------------
      Net annuitization
       activity...................     $--          $  --            $--            $--          $  --          $  --
                                    ------------        ------    ------------   ------------   ------------   ------------
  Increase in net assets from
   participant transactions.......     $695,844     $    1,000       $206,202       $311,739     $2,847,574     $2,880,323
                                    ------------        ------    ------------   ------------   ------------   ------------
    Increase in net assets........     $715,731     $    1,053       $231,269       $330,084     $2,911,700     $2,982,932
NET ASSETS:
  Beginning of period.............      --             --             --             --             --             --
                                    ------------        ------    ------------   ------------   ------------   ------------
  End of period...................     $715,731     $    1,053       $231,269       $330,084     $2,911,700     $2,982,932
                                    ------------        ------    ------------   ------------   ------------   ------------
                                    ------------        ------    ------------   ------------   ------------   ------------

  *For the period December 15, 1998 (commencement of operations) through December 31, 1998.
 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.
***For the period February 20, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                        SCA1           SCA2           SCA3           WP1            WP2            WP3
                                    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                    Period Ended   Period Ended   Period Ended   Period Ended   Period Ended   Period Ended
                                    December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                      1998***        1998***        1998***         1998*          1998**         1998**
                                    ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income(loss).....     $    3        $    13         $   (1)        $   (679)      $ (1,361)      $   (535)
  Net realized losses.............     --                 (1)        --               (4,817)       (33,030)          (239)
  Net unrealized gains (losses)...     --                 21             97           (3,352)        (1,858)         7,438
                                       ------      ------------      ------      ------------   ------------   ------------
      Increase(decrease) in net
       assets from operations.....     $    3        $    33         $   96         $ (8,848)      $(36,249)      $  6,664
                                       ------      ------------      ------      ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received....     $2,000        $18,000         $7,000         $133,941       $169,921       $113,755
    Net transfers between
     Sub-Accounts and Fixed
     Account......................     --             --             --               40,476         32,859         17,358
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................     --             --             --                 (742)          (879)          (830)
                                       ------      ------------      ------      ------------   ------------   ------------
      Net accumulation activity...     $2,000        $18,000         $7,000         $173,675       $201,901       $130,283
                                       ------      ------------      ------      ------------   ------------   ------------
  Annuitization activity:
    Annuitizations................     $--           $--             $--            $--            $--            $--
    Annuity payments..............     --             --             --              --             --             --
    Annuity transfers.............     --             --             --              --             --             --
    Adjustments to annuity
     reserve......................     --             --             --              --             --             --
                                       ------      ------------      ------      ------------   ------------   ------------
      Net annuitization
       activity...................     $--           $--             $--            $--            $--            $--
                                       ------      ------------      ------      ------------   ------------   ------------
  Increase in net assets from
   participant transactions.......     $2,000        $18,000         $7,000         $173,675       $201,901       $130,283
                                       ------      ------------      ------      ------------   ------------   ------------
    Increase in net assets........     $2,003        $18,033         $7,096         $164,827       $165,652       $136,947
NET ASSETS:
  Beginning of period.............     --             --             --              --             --             --
                                       ------      ------------      ------      ------------   ------------   ------------
  End of period...................     $2,003        $18,033         $7,096         $164,827       $165,652       $136,947
                                       ------      ------------      ------      ------------   ------------   ------------
                                       ------      ------------      ------      ------------   ------------   ------------

  *For the period February 20, 1998 (commencement of operations) through December 31, 1998.
 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.
***For the period December 15, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                   WP4
                                               Sub-Account       Total
                                               ------------   ------------
                                               Period Ended   Period Ended
                                               December 31,   December 31,
                                                  1998**          1998
                                               ------------   ------------
OPERATIONS:
  Net investment income (loss)...............     $ (2,271)   $   788,638
  Net realized losses........................      (26,102)      (341,232)
  Net unrealized gains.......................       29,531      4,309,454
                                               ------------   ------------
      Increase in net assets from
      operations.............................     $  1,158    $ 4,756,860
                                               ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received...............     $378,201    $46,609,743
    Net transfers between Sub-Accounts and
     Fixed Account...........................       (5,371)    14,241,357
    Withdrawals, surrenders, annuitizations
     and contract charges....................       (2,707)      (569,220)
                                               ------------   ------------
      Net accumulation activity..............     $370,123    $60,281,880
                                               ------------   ------------
  Annuitization activity:
    Annuitizations...........................     $--         $    40,389
    Annuity payments.........................      --              (1,490)
    Annuity transfers........................      --              40,390
    Adjustments to annuity reserve...........      --                (475)
                                               ------------   ------------
      Net annuitization activity.............     $--         $    78,814
                                               ------------   ------------
  Increase in net assets from participant
   transactions..............................     $370,123    $60,360,694
                                               ------------   ------------
    Increase in net assets...................     $371,281    $65,117,554
NET ASSETS:
  Beginning of period........................      --             --
                                               ------------   ------------
  End of period..............................     $371,281    $65,117,554
                                               ------------   ------------
                                               ------------   ------------

**For the period March 27, 1998 (commencement of operations) though December 31, 1998.

                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") is a separate account of Sun Life Assurance Company of Canada (U.S.), (the "Sponsor"), and was established on July 13, 1989 as a funding vehicle for the variable portion of Futurity contracts, Futurity II contracts (collectively, the "Contracts") and certain other group and individual fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain registered open-end mutual funds. With respect to the Futurity contracts the funds are: AIM Variable Insurance Funds, Inc., The Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/ Sun Life Series Trust, OCC Accumulation Trust, Salomon Brothers Variable Series Funds Inc. and Warburg Pincus Trust. With respect to the Futurity II contracts the funds are: AIM Variable Insurance Funds, Inc., The Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, Sun Capital Advisers Trust and Warburg Pincus Trust (collectively, the "Funds").

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract participants are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Sub-Accounts included in the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25%.

Each year on the account anniversary, an account administration fee ("Account Fee") equal to the lesser of $30 in the case of Futurity contracts and $35 in the case of Futurity II contracts or 2% of the participant's account value in Account Years one through five (thereafter, the Account fee may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date the Account Fee will be deducted pro rata from each variable annuity payment made during the year. As reimbursement for administrative expenses attributable to Contracts which exceed the revenues received from the Account Fees, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such Contracts.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature, and other promotional costs and acquisition expenses.

(4) ANNUITY RESERVES

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                      Units Transferred
                                                                           Between
                                                                        Sub-Accounts
                                 Units Outstanding                        and Fixed       Units Withdrawn,        Units
                                   Beginning of                         Accumulation        Surrendered,     Outstanding End
                                      Period        Units Purchased        Account         and Annuitized        of Year
                                 -----------------  ---------------  -------------------  -----------------  ---------------
                                   Period Ended      Period Ended       Period Ended        Period Ended      Period Ended
                                   December 31,      December 31,       December 31,        December 31,      December 31,
                                       1998              1998               1998                1998              1998
                                 -----------------  ---------------  -------------------  -----------------  ---------------
 FUTURITY CONTRACTS:
 AIM1 *........................         --               120,297             21,989                (994)          141,292
 AIM2 *........................         --               188,055             18,286              (1,839)          204,502
 AIM3 **.......................         --               211,522            126,191              (5,051)          332,662
 AIM4 *........................         --               175,562             42,064                (814)          216,812
 AL1 **........................         --               220,381             66,702              (1,093)          285,990
 AL2 **........................         --               166,134             33,387              (4,526)          194,995
 AL3 **........................         --                46,464             31,855                (847)           77,472
 GS1 ***.......................         --               174,066             37,773                (887)          210,952
 GS2 *.........................         --                28,820              2,730                 (74)           31,476
 GS3 *.........................         --               245,810             41,721              (5,043)          282,488
 GS4 *.........................         --               146,654             54,644              (1,528)          199,770
 GS5 +.........................         --                22,922              7,479                  (7)           30,394
 JP1 **........................         --               153,409            143,890              (3,512)          293,787
 JP2 **........................         --                43,568              9,107                (256)           52,419
 JP3 **........................         --                14,226              8,529                (100)           22,655
 LA1 **........................         --               295,576             40,527              (2,298)          333,805
 CAS ++........................         --               182,671            225,749              (4,687)          403,733
 EGS *.........................         --               286,458            114,747              (4,073)          397,132
 GSS *.........................         --               124,697             30,755              (5,102)          150,350
 HYS ++........................         --               136,139             82,554                (769)          217,924
 MMS *.........................         --               520,396           (145,427)             (3,565)          371,404
 UTS **........................         --               168,365            110,939              (1,083)          278,221
 OP1 *.........................         --               249,514            116,381              (2,147)          363,748
 OP2 *.........................         --                80,719             12,844                (403)           93,160
 OP3 **........................         --                62,966             24,744              (1,143)           86,567
 SB1 **........................         --                20,954                660                (285)           21,329
 SB2 **........................         --                27,151              5,324                (193)           32,282
 SB3 *.........................         --               208,817             69,996              (1,340)          277,473
 SB4 **........................         --               199,267             95,844              (1,190)          293,921
 WP1 *.........................         --                17,004              5,576                (100)           22,480
 WP2 **........................         --                17,656                697                (100)           18,253
 WP3 **........................         --                12,602              2,213                (100)           14,715
 WP4 **........................         --                42,727                (84)               (800)           41,843

  *For the period February 20, 1998 (commencement of operations) through December 31, 1998.
 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.
***For the period March 12, 1998 (commencement of operations) through December 31, 1998.
  +For the period March 17, 1998 (commencement of operations) through December 31, 1998.
  ++For the period February 26, 1998 (commencement of operations) through December 31, 1998.

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                        Units Transferred
                                                                             Between
                                                                          Sub-Accounts
                                 Units Outstanding                          and Fixed       Units Withdrawn,        Units
                                   Beginning of                           Accumulation        Surrendered,     Outstanding End
                                      Period         Units Purchased         Account         and Annuitized        of Year
                                 -----------------  -----------------  -------------------  -----------------  ---------------
                                   Period Ended       Period Ended        Period Ended        Period Ended      Period Ended
                                   December 31,       December 31,        December 31,        December 31,      December 31,
                                       1998               1998                1998                1998              1998
                                 -----------------  -----------------  -------------------  -----------------  ---------------
 FUTURITY II CONTRACTS:
 AIM1#.........................         --                    100              --                  --                   100
 AIM2#.........................         --                  1,049              --                  --                 1,049
 AIM3#.........................         --                  1,704              --                  --                 1,704
 AIM4##........................         --                  2,553              --                  --                 2,553
 AL1#..........................         --                  2,044              --                  --                 2,044
 AL2##.........................         --                  1,785              --                  --                 1,785
 AL3#..........................         --                    100              --                  --                   100
 GS1###........................         --                    786              --                  --                   786
 GS2#..........................         --                    100              --                  --                   100
 GS3##.........................         --                  2,341              --                  --                 2,341
 GS4#..........................         --                    100              --                  --                   100
 GS5###........................         --                    578              --                  --                   578
 JP1#..........................         --                    474              --                  --                   474
 JP2#..........................         --                    100              --                  --                   100
 JP3#..........................         --                    100              --                  --                   100
 LA1##.........................         --                  1,763              --                  --                 1,763
 CAS#..........................         --                  2,367              --                  --                 2,367
 EGS###........................         --                  3,662              --                  --                 3,662
 GSS##.........................         --                  1,027              --                  --                 1,027
 HYS##.........................         --                    729              --                  --                   729
 UTS###........................         --                    821              --                  --                   821
 OP1##.........................         --                  1,517              --                  --                 1,517
 OP2#..........................         --                    150              --                  --                   150
 OP3#..........................         --                    100              --                  --                   100
 OP4#..........................         --                    100              --                  --                   100
 SCA1#.........................         --                    200              --                  --                   200
 SCA2#.........................         --                  1,806              --                  --                 1,806
 SCA3#.........................         --                    705              --                  --                   705
 WP1#..........................         --                    100              --                  --                   100
 WP2#..........................         --                    100              --                  --                   100
 WP3#..........................         --                    100              --                  --                   100
 WP4#..........................         --                    100              --                  --                   100

   #For the period December 15, 1998 (commencement of operations) through December 31, 1998.
 ##For the period December 17, 1998 (commencement of operations) through December 31, 1998.
###For the period December 29, 1998 (commencement of operations) through December 31, 1998.

INDEPENDENT AUDITORS' REPORT

To the Participants in Futurity and Futurity II and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Growth and Income Sub-Account, AIM V.I. International Equity Sub-Account, The Alger American Growth Sub-Account, The Alger American Income and Growth Sub-Account, The Alger American Small Capitalization Sub-Account, Goldman Sachs CORE Large Cap Growth Sub-Account, Goldman Sachs CORE Small Cap Equity Sub-Account, Goldman Sachs CORE U.S. Equity Sub-Account, Goldman Sachs Growth and Income Sub-Account, Goldman Sachs International Equity Sub-Account, J.P. Morgan Equity Sub-Account, J.P. Morgan International Opportunities Sub-Account, J.P. Morgan Small Company Sub-Account, Lord Abbett Growth and Income Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life High Yield Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life Utilities Sub-Account, OCC Equity Sub-Account, OCC Mid Cap Sub-Account, OCC Managed Sub-Account, OCC Small Cap Sub-Account, Salomon Brothers Variable Capital Sub-Account, Salomon Brothers Variable Investors Sub-Account, Salomon Brothers Variable Strategic Bond Sub-Account, Salomon Brothers Variable Total Return Sub-Account, Sun Capital Investment Grade Bond Sub-Account, Sun Capital Money Market Sub-Account, Sun Capital Real Estate Sub-Account, Warburg Pincus Emerging Markets Sub-Account, Warburg Pincus International Equity Sub-Account, Warburg Pincus Post-Venture Capital Sub-Account and Warburg Pincus Small Company Growth Sub-Account of Sun Life of Canada (U.S.) Variable Account F, (the "Sub-Accounts") as of December 31, 1998, the related statement of operations and the statement of changes in net assets for the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 1998, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 4, 1999

                                 Annual Report

                               December 31, 1998

                                     [LOGO]

A professionally managed annuity issued by Sun Life Assurance Company of Canada
                                     (U.S.)

DIRECTORS AND OFFICERS OF SUN LIFE               SUN LIFE ASSURANCE
ASSURANCE COMPANY OF CANADA (U.S.)               COMPANY OF CANADA (U.S.)
---------------------------------------------    ---------------------------------------
DONALD A. STEWART, Chairman and Director         ANNUITY SERVICE MAILING ADDRESS
C. JAMES PRIEUR, President and Director          Sun Life of Canada (U.S.)
S. CAESAR RABOY, Senior Vice President           P.O. Box 9133
    and Deputy General Manager and Director      Boston, MA 02103-9986
RICHARD B. BAILEY, Director                      GENERAL DISTRIBUTOR
M. COLYER CRUM, Director                         Clarendon Insurance Agency, Inc.
DAVID D. HORN, Director                          One Sun Life Executive Park
JOHN S. LANE, Director                           Wellesley Hills, MA 02481
ANGUS A. MacNAUGHTON, Director                   LEGAL COUNSEL
JOHN D. McNEIL, Director                         Covington & Burling
PETER F. DEMUTH, Vice President,                 1201 Pennsylvania Avenue, N.W.
    Chief Counsel and Assistant Secretary        P.O. Box 7566
JAMES M. A. ANDERSON, Vice President,            Washington, D.C. 20044-7566
    Investments                                  AUDITORS
ROBERT P. VROLYK, Vice President and Actuary     Deloitte & Touche LLP
L. BROCK THOMSON, Vice President                 125 Summer Street
    and Treasurer                                Boston, MA 02110-1616
ELLEN B. KING, Secretary                         This report is prepared for the general information
                                                 of contract owners and participants. It is
                                                 authorized for distribution to prospective
                                                 purchasers only when preceded or accompanied by an
                                                 effective prospectus.

     ACCOUNT INFORMATION : For account information, please call toll-free:
     1-888-717-4387 anytime from a touch-tone telephone. To speak to a customer service representative, please call toll-free: 1-888-786-2435 on any business day from 8 a.m. to 6 p.m. Eastern time.